Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment Parenthetical (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Refinitiv [member]
Disclosure of associates [line items]
Percentage of voting equity interests	45.00%	45.00%